Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2024 and 2023:

	Three months ended June 30, 2023	Three months ended June 30, 2024	Six months ended June 30, 2023	Six months ended June 30, 2024
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	(17)	(28)	(17)	(36)
Ocean Yield Malta Limited	(774)	(732)	(1,589)	(1,495)
Ultranav Business Support ApS	(32)	(16)	(108)	(31)
	$(823)	$(776)	$(1,714)	$(1,562)

The following table sets out the balances due from related parties as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	(in thousands)
Luna Pool Agency Limited	$30,804	$20,546
Unigas Pool	2,598	4,732
	$33,402	$25,278

The following table sets out the balances due to related parties as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	(in thousands)
Ocean Yield Malta Limited	$41,912	$38,593
Naviera Ultranav Dos Limitada	36	—
	$41,948	$38,593

As of June 30, 2024, Ultranav International ApS held a 30.5% share in the Company and BW Group held a 21.4% share in the Company and they are our principal shareholders. They may exert considerable influence on the directors and other significant corporate actions.
The Company entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide office and reception services. The Company pays UBS a monthly fee for services provided. The TSA agreement with UBS can be terminated by the Company by giving six-months' notice.